Other Payables and Accrued Expenses (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Other Payables and Accrued Expenses
Business and other tax payable		26,117	37,460
Refundable deposits from employees and agents		12,714	14,542
Professional fees		12,378	12,291
Advances from third parties		16,014	7,512
Payables for addition of office equipment, furniture and fixtures		38,537	9,666
Insurance compensation claim payable to customers		2,699	2,408
Other		7,665	8,803
Total	$ 18,639	116,124	92,682